FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	$ 33,493	$ 35,758	$ 34,159
Derivative financial liabilities	149,069	163,042	192,181
Brokerage payables designated at fair value	46,198	46,628	42,522
Debt issued designated at fair value	113,209	116,806	128,289
Other financial liabilities designated at fair value	31,875	28,140	29,484
Total financial liabilities measured at fair value through profit or loss	373,844	390,374	426,635
Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	17,438	19,356	18,606
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	7,186	7,132	5,071
Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	7,437	7,828	9,464
Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1,357	1,378	954
Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	52,014	59,107	89,887
Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	47,264	50,273	52,920
Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	41,380	45,825	41,380
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	3,827	3,731	4,700
Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	1,967	2,642	1,458
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	1,835	682	1,172
Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	17,080	16,612	15,992
Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	7,699	5,121	7,416
Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	7,096	6,407	6,076
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	24,476	26,785	27,684
Derivative financial liabilities	876	967	771
Brokerage payables designated at fair value	0	0	0
Debt issued designated at fair value	0	0	0
Other financial liabilities designated at fair value	0	0	0
Total financial liabilities measured at fair value through profit or loss	25,352	27,752	28,454
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	16,956	18,996	18,266
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	33	34	28
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	6,171	6,596	8,559
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1,315	1,159	832
Level 1 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	326	372	457
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0	0
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	2	3	0
Level 1 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	0	0	0
Level 1 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 1 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	8,906	8,771	6,315
Derivative financial liabilities	143,744	156,208	185,815
Brokerage payables designated at fair value	46,198	46,628	42,522
Debt issued designated at fair value	100,223	102,823	113,012
Other financial liabilities designated at fair value	28,484	25,490	26,878
Total financial liabilities measured at fair value through profit or loss	327,555	339,920	374,542
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	417	294	248
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	7,118	6,966	4,981
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1,260	1,232	905
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	38	216	118
Level 2 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	51,640	58,684	89,394
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	47,021	49,966	52,673
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	38,001	41,522	38,046
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	3,456	3,205	4,081
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	1,951	2,618	1,437
Level 2 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	1,547	127	135
Level 2 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	17,080	16,612	15,992
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	7,699	5,121	7,416
Level 2 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	3,705	3,757	3,471
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	111	202	161
Derivative financial liabilities	4,448	5,867	5,595
Brokerage payables designated at fair value	0	0	0
Debt issued designated at fair value	12,986	13,983	15,276
Other financial liabilities designated at fair value	3,391	2,650	2,606
Total financial liabilities measured at fair value through profit or loss	20,936	22,703	23,638
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	66	66	92
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	35	132	62
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	5	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	4	3	4
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	48	51	36
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	243	307	246
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	3,379	4,302	3,333
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	371	525	619
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	14	20	21
Level 3 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial liabilities	288	555	1,037
Level 3 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0	0
Level 3 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	$ 3,391	$ 2,650	$ 2,606